Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Short-Term Borrowings

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2015	2016
Unsecured loans:
with a weighted-average interest rate of 4.64%	56,008
with a weighted-average interest rate of 7.70%		86,467
Repurchase agreement:
with a weighted-average interest rate of 0.01%		62,805
Secured call money:
with a weighted-average interest rate of 0.10%	6,000

	62,008	149,272

Long-Term Debt

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2015	2016
Unsecured loans, representing obligations principally to banks:
Due 2015 to 2024, with interest rates ranging from 0.29% to 5.10% per annum	425,437
Due 2016 to 2024, with interest rates ranging from 0.27% to 5.47% per annum		237,850
Unsecured 1.57% bonds, due 2015, net of unamortized discount	30,000
Unsecured 1.75% bonds, due 2015, net of unamortized discount	24,999
Unsecured 0.55% bonds, due 2016	10,000	10,000
Unsecured 0.66% bonds, due 2017	45,000	45,000
Unsecured 0.43% bonds, due 2018	10,000	10,000
Unsecured 0.86% bonds, due 2018	150,000	150,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 2.07% bonds, due 2019	50,000	50,000
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured zero coupon convertible bonds, due 2022		120,000
Secured 0.10% loans, due 2016 to 2019	20,000	40,000
Capital lease obligations and other:
Due 2015 to 2025, with interest rates ranging from 0.36% to 8.07% per annum	66,880
Due 2016 to 2024, with interest rates ranging from 0.36% to 9.99% per annum		43,248
Guarantee deposits received	12,988	11,875

	871,604	744,273
Less — Portion due within one year	159,517	187,668

	712,087	556,605

Aggregate Amounts of Annual Maturities of Long-Term Debt

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2017	187,668
2018	82,616
2019	202,151
2020	75,474
2021	4,429
Later fiscal years	191,935

Total	744,273